INVESTMENTS (Table)	12 Months Ended
Dec. 31, 2017
INVESTMENTS[Abstract]
Disclosure of Detailed Information about Financial Instruments

As of and for the year ended December 31, 2017:

	Fair Value	Net Additions		Fair Value	Fair Value
In $000s	Jan. 1, 2017	(Disposals)	Transfers	Adjustment	Dec. 31, 2017
Short-term investments
Common shares[1]	$-	$-	$3,252	$-	$3,252
Convertible debt instruments[2]	-	-	15,000	-	15,000
Total short-term investments	$-	$-	$18,252	$-	$18,252
Non-current investments
Common shares[1]	$28,850	$6,965	$(3,252)	$8,159	$40,722
Warrants[2]	3,404	(1,979)	-	1,888	3,313
Convertible debt instruments[2]	29,039	(1,383)	(15,000)	3,939	16,595
Total non-current investments	$61,293	$3,603	$(18,252)	$13,986	$60,630

Total Investments	$61,293	$3,603	$-	$13,986	$78,882

1)	Fair value adjustment recorded within Other Comprehensive Income (loss) for the year.
2)	Fair value adjustment recorded within Net Income (loss) for the year.

In connection with a series of business transactions resulting in Equinox Gold Corp.  (“Equinox”), Sandstorm was able to monetize a number of its historical debt and equity investments held in Equinox’s predecessor companies.  On March 31, 2017, the term debt facility that was owed to Sandstorm, in the amount of $20 million plus accrued interest, was settled in the form of equity of Equinox. The Company recognized a gain of $1.8 million on the settlement of that debt.  In addition, on January 3, 2018, the Company closed its previously announced agreement to sell $18.3 million in debt and equity securities of Equinox to Mr. Ross Beaty, the new chairman of Equinox. The value of these debt and equity securities have been classified as short-term investments on the Company’s Consolidated Statement of Financial Position.

As of and for the year ended December 31, 2016:

	Fair Value	Net Additions		Fair Value	Fair Value
In $000s	Jan. 1, 2016	(Disposals)	Transfers	Adjustment	Dec. 31, 2016
Common shares[1]	$14,990	$(3,042)	$-	$16,902	$28,850
Warrants[2]	35	(1,240)	-	4,609	3,404
Convertible debt instruments[2]	11,555	-	-	17,484	29,039
Total Investments	$26,580	$(4,282)	$-	$38,995	$61,293

1)	Fair value adjustment recorded within Other Comprehensive Income (loss) for the year.
2)	Fair value adjustment recorded within Net Income (loss) for the year.